Debt Financings (Details 5) (USD $) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended		3 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2005 Subordinated Debt item	Dec. 31, 2005 Subordinated debt, $400 million tranche item	Dec. 31, 2005 Subordinated debt, $400 million tranche Before call option date of December 21, 2015	Mar. 31, 2013 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Mar. 31, 2013 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Mar. 31, 2013 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2005 Subordinated debt, $600 million tranche item	Mar. 31, 2013 Subordinated debt, $600 million tranche	Dec. 31, 2012 Subordinated debt, $600 million tranche	Dec. 31, 2005 Subordinated debt, $600 million tranche LIBOR	Dec. 31, 2005 Subordinated debt, $600 million tranche 10-year constant maturity treasury	Dec. 31, 2005 Subordinated debt, $600 million tranche 30-year constant maturity treasury	Oct. 09, 2012 Unsecured Debt 2012 Credit Facility item	Apr. 01, 2013 Unsecured Debt 2012 Credit Facility Subsequent event	Mar. 31, 2013 Unsecured Debt 2012 Credit Facility LIBOR	Dec. 31, 2012 Unsecured Debt 2012 Credit Facility LIBOR	Mar. 31, 2013 Unsecured Debt 2012 Credit Facility Base rate	Dec. 31, 2012 Unsecured Debt 2012 Credit Facility Base rate
Debt financings
Maximum aggregate available amount																$ 2,300	$ 2,300
Term of debt instrument																3 years	3 years
Number of banks providing financing under the credit facility																10
Variable rate basis				3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury				3 month LIBOR	10 year constant maturity treasury	30 year constant maturity treasury			LIBOR		Base Rate	Base Rate
Margin added to variable rate basis (as a percent)				1.80%	1.80%	1.80%	1.80%	1.80%	1.80%				1.55%	1.55%	1.55%			2.25%	2.25%
Number of tranches	2
Amount of debt issued	1,000.0
Face amount of debt		400.0								600.0
Fixed interest rate (as a percent)			6.25%
Interest rate at period end (as a percent)											4.68%	4.54%
Redemption price of debt instrument (as a percent)											100.00%	100.00%
Principal amount of the bonds that must remain outstanding if partial redemption occurs											$ 50	$ 50
Number of contribution agreements	2	1								1
Percentage of common stock to be sold to terminate contribution agreements	90.00%